UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2015. The net asset values (NAV) per share at that date were $13.53, $13.47, $13.56, $13.56 and $13.55 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2015
Cohen & Steers Preferred Securities and Income Fund—Class A	2.56%
Cohen & Steers Preferred Securities and Income Fund—Class C	2.29%
Cohen & Steers Preferred Securities and Income Fund—Class I	2.80%
Cohen & Steers Preferred Securities and Income Fund—Class R	2.56%
Cohen & Steers Preferred Securities and Income Fund—Class Z	2.73%
BofA Merrill Lynch Fixed-Rate Preferred Securities Index[a]	2.21%
Blended Benchmark—50% BofA Merrill Lynch U.S. Capital Securities Index/50% BofA Merrill Lynch Fixed-Rate Preferred Securities Index[a]	2.08%
S&P 500 Index[a]	1.23%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 3.75% initial sales charge on Class A shares and 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

a  The BofA Merrill Lynch Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The BofA Merrill Lynch U.S. Capital Securities Index is a subset of the BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. Benchmark returns are shown for comparative purposes only and may not be representative of the Fund's portfolio. The Fund's benchmarks do not include below-investment grade securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund's investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund's assets. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Market Review

Preferred securities had positive total returns in the first six months of 2015, despite a general rise in bond yields over the period that hindered Treasury securities and investment-grade debt. Nearly all fixed income classes performed well in the first half of the period, with gains spurred in part by quantitative easing by the European Central Bank, which sent regional yields to record lows and influenced yields globally, including in the U.S. In the latter half of the period yields in the U.S. and Europe headed back up, amid signs of improving economic conditions. A somewhat better economic outlook following a slower first quarter in the U.S. also increased the possibility of a Federal Reserve interest-rate hike in 2015.

In this environment, longer-dated and high-quality securities struggled, while credit-sensitive securities had generally positive returns. Nevertheless, within preferreds, securities in the exchange-traded market somewhat outperformed preferreds traded over the counter (OTC), despite the average shorter duration of OTC preferreds. This partly reflected tighter supply conditions in the exchange-traded market, with relatively little new issuance in the period as well as some large issuer redemptions.

Preferred securities issued by banks outperformed the wider preferred market. Large U.S. banks reported solid first-quarter earnings, with the best results seen in the past several years, cheering equity and credit investors. In addition to improvements in trading activity, loan growth, and balance sheets, sentiment toward banks was helped by good cost controls and the prospect that loan resets (based on short-term rates) would improve bank net interest margins and overall profitability. Also worth noting is that banks continue to put elevated litigation and penalty expenses behind them.

The performance for the broad banking sector also reflected gains from contingent capital securities (CoCos), which may be classified as debt or preferred securities depending on their place in the capital structure. CoCos have been issued so far primarily by European banks. Demand for the above-average income these securities offer has remained strong, easily absorbing new supply, which itself slowed as the period progressed amid the increased volatility in regional yields.

Preferreds issued by real estate investment trusts (REITs) posted gains for the period. Good and improving real estate fundamentals continued to enhance REITs' financial profiles, while favorable technical factors—low new supply of REIT preferreds combined with steady demand—also supported the group's performance.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Fund Performance

The Fund had a positive total return for the period and outperformed its benchmark. Security selection in the banking sector was the primary contributor to relative performance, with positive returns from our overweight and out-of-index positions in certain U.S. and European banks, including CoCos. Security selection in the real estate sector also aided performance. Security selection in the telecommunications sector detracted from relative performance, in part due to our out-of-index position in a long-dated issue from Frontier Communications that declined.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of forward foreign currency exchange contracts in order to manage currency risk on certain Fund positions denominated in foreign currencies. These contracts did not have a material effect on the Fund's total return during the six-month period ended June 30, 2015.

Investment Outlook

We believe preferreds remain well positioned relative to other credit sectors, offering securities with high income rates and even tax-advantaged dividend income for U.S. buyers. As well, strong and improving credit fundamentals of many issuers, notably banks, provide potential for further narrowing in credit spreads.

We anticipate continued job growth and wage gains are likely to induce the Federal Reserve to increase interest rates late in the year, diminishing its extraordinarily accommodative stance. While yields on longer-maturity Treasuries may rise somewhat as global growth improves, we nonetheless expect yields to be capped by the global environment. We expect only a gradual rise in inflation and a somewhat uneven global economic expansion, with Europe improving but China showing signs of more sluggish growth. In this light, we believe low global yields are likely to continue to exert influence on Treasuries. Absolute yields offered by foreign sovereign bonds remain very low, and many shorter-maturity European sovereigns now offer negative rates of return, making U.S. bond markets attractive to foreign investors.

Over the intermediate term, Treasury yields may see some upward pressure as the U.S. economy accelerates from a lackluster first quarter and labor markets continue to tighten. As these trends unfold, we believe the high income rates offered by preferred securities may help protect investors from a total-return perspective should prices be negatively impacted by higher demanded bond yields. We continue to favor higher-income securities with wide credit spreads and lower-duration fixed-to-float structures with significant amounts of call protection, which have the potential to perform well in most interest-rate environments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Sincerely,

ROBERT H. STEERS	JOSEPH M. HARVEY
Chairman	Portfolio Manager

WILLIAM F. SCAPELL	ELAINE ZAHARIS-NIKAS
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate, infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2015

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	0.25%[a]	2.55%[b]	—	—	—
1 Year (without sales charge)	4.16%	3.55%	4.55%	—	—
5 Years (with sales charge)	9.77%[a]	9.90%	—	—	—
5 Years (without sales charge)	10.61%	9.90%	10.99%	—	—
Since Inception[c] (with sales charge)	8.95%[a]	9.04%	—	—	—
Since Inception[c] (without sales charge)	9.76%	9.04%	10.14%	4.26%	4.56%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2015 prospectus were as follows: Class A—1.19% and 1.15%; Class C—1.84% and 1.80%; Class I—0.94% and 0.80%; Class R—1.34% and 1.30%; and Class Z—0.84% and 0.80%. Effective August 1, 2015 through June 30, 2017, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares, as disclosed in a prospectus supplement dated July 17, 2015. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  Reflects a 3.75% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception date of May 3, 2010 for Class A, C and I shares and October 1, 2014 for Class R and Z shares.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015—June 30, 2015.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period[a] January 1, 2015– June 30, 2015
Class A
Actual (2.56% return)	$1,000.00	$1,025.60	$5.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual (2.29% return)	$1,000.00	$1,022.90	$9.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00
Class I
Actual (2.80% return)	$1,000.00	$1,028.00	$4.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01
Class R
Actual (2.56% return)	$1,000.00	$1,025.60	$6.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.35	$6.51
Class Z
Actual (2.73% return)	$1,000.00	$1,027.30	$4.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.15%, 1.80%, 0.80%, 1.30% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

June 30, 2015
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
JPMorgan Chase & Co., 7.90%, Series I	$75,665,550	2.0
Wells Fargo & Co., 7.98%, Series K	63,304,325	1.7
General Electric Capital Corp., 7.125%, Series A	62,485,500	1.6
Nationwide Building Society, 10.25%, due 12/6/99 (United Kingdom)	58,790,179	1.5
Rabobank Nederland, 11.00%, 144A (Netherlands)	56,320,189	1.5
Liberty Mutual Group, 7.80%, due 3/7/87, 144A	55,785,187	1.5
Citigroup, 5.875%, Series O	51,727,847	1.4
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	48,286,250	1.3
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A	46,581,212	1.2
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)	46,265,284	1.2

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	34.5%
BANKS	9.5%
Astoria Financial Corp., 6.50%, Series C		161,571	$4,016,655
Bank of America Corp., 6.625%, Series W		76,982	1,965,350
Bank of America Corp., 6.50%, Series Y		1,831,883	46,218,408
BB&T Corp., 5.625%, Series E		567,227	13,687,187
BB&T Corp., 5.20%, Series G		308,310	7,081,881
Capital One Financial Corp., 6.00%, Series B		75,078	1,850,673
Capital One Financial Corp., 6.70%, Series D		349,175	9,078,550
Citigroup, 6.875%, Series K		613,736	16,362,202
Countrywide Capital IV, 6.75%, due 4/1/33		507,052	12,858,839
Farm Credit Bank of Texas, 6.75%, 144Aa		211,700	21,957,270
Fifth Third Bancorp, 6.625%, Series I		719,379	20,286,488
First Republic Bank, 6.20%, Series B		487,068	12,405,622
Hancock Holding Co., 5.95%, due 6/15/45		368,150	8,813,511
JPMorgan Chase & Co., 5.50%, Series O		168,765	3,991,292
JPMorgan Chase & Co., 5.45%, Series P		509,218	12,007,360
JPMorgan Chase & Co., 6.125%, Series Y		697,800	17,382,198
PNC Financial Services Group, 6.125%, Series P		571,449	15,680,561
PrivateBancorp, 7.125%, due 10/30/42		433,704	11,506,167
Regions Financial Corp., 6.375%, Series B		1,443,291	37,107,012
SunTrust Banks, 5.875%, Series E		546,234	13,295,336
US Bancorp, 6.50%, Series F		353,188	9,966,965
Wells Fargo & Co., 5.20%		214,140	4,968,048
Wells Fargo & Co., 5.85%		1,400,158	35,704,029
Wells Fargo & Co., 6.625%		186,640	5,151,264
Zions Bancorp, 7.90%, Series F		357,785	9,939,267
Zions Bancorp, 6.30%, Series G		355,092	9,271,452
			362,553,587
BANKS—FOREIGN	2.1%
Barclays Bank PLC, 7.10%, Series III (United Kingdom)		661,503	17,185,848
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)		816,237	21,148,701
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)		448,873	11,527,058

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
RBS Capital Funding Trust VI, 6.25%, Series F (United Kingdom)		296,822	$7,298,853
RBS Capital Funding Trust VII, 6.08%, Series G (United Kingdom)		939,879	22,961,244
			80,121,704
DIVERSIFIED FINANCIAL SERVICES	0.2%
State Street Corp., 6.00%		71,754	1,796,002
State Street Corp., 5.90%, Series D		293,940	7,545,440
			9,341,442
ELECTRIC—INTEGRATED	0.5%
Integrys Energy Group, 6.00%, due 8/1/73		713,027	18,987,909
NextEra Energy Capital Holdings, 5.125%, due 11/15/72, Series I		60,074	1,357,072
			20,344,981
FINANCE	2.5%
INVESTMENT ADVISORY SERVICES	0.3%
Affiliated Managers Group, 6.375%, due 8/15/42		479,217	12,330,254
INVESTMENT BANKER/BROKER	2.2%
Goldman Sachs Group, 5.95%, Series I		220,000	5,480,200
Goldman Sachs Group, 6.375%, Series K		289,037	7,506,291
Morgan Stanley, 6.875%		1,486,697	39,665,076
Morgan Stanley, 6.375%, Series I		1,142,931	29,099,023
			81,750,590
TOTAL FINANCE			94,080,844
INDUSTRIALS—CHEMICALS	1.4%
CHS, 6.75%		833,495	21,187,443
CHS, 7.50%, Series 4		337,525	9,126,676
CHS, 7.10%, Series II		931,510	24,396,247
			54,710,366
INSURANCE	5.7%
LIFE/HEALTH INSURANCE—FOREIGN	0.4%
Aegon NV, 6.50% (Netherlands)		597,614	15,257,085

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
MULTI-LINE	2.0%
Allstate Corp., 6.625%, Series E		808,136	$21,181,245
Hanover Insurance Group/The, 6.35%, due 3/30/53		408,438	10,161,938
Hartford Financial Services Group, 7.875%, due 4/15/42		662,960	19,716,430
Kemper Corp., 7.375%, due 2/27/54		151,260	4,008,390
WR Berkley Corp., 5.625%, due 4/30/53		853,032	20,634,844
			75,702,847
MULTI-LINE—FOREIGN	2.2%
ING Groep N.V., 7.05% (Netherlands)		1,002,916	25,885,262
ING Groep N.V., 7.20% (Netherlands)		954,940	24,618,353
ING Groep N.V., 7.375% (Netherlands)		1,257,395	31,409,727
			81,913,342
REINSURANCE	0.4%
Reinsurance Group of America, 6.20%, due 9/15/42		561,870	15,299,720
REINSURANCE—FOREIGN	0.7%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)		505,268	12,732,754
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)		278,689	7,282,143
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)		320,272	8,214,977
			28,229,874
TOTAL INSURANCE			216,402,868
INTEGRATED TELECOMMUNICATIONS SERVICES	0.7%
Qwest Corp., 6.125%, due 6/1/53		465,664	11,595,034
Qwest Corp., 6.875%, due 10/1/54		324,973	8,407,051
Qwest Corp., 7.00%, due 4/1/52		248,907	6,384,465
			26,386,550
PIPELINES	0.1%
NuStar Logistics LP, 7.625%, due 1/15/43		228,296	6,049,844
REAL ESTATE	10.8%
DIVERSIFIED	3.6%
Colony Capital, 7.125%		449,075	10,445,485
Colony Financial, 8.50%, Series A		454,820	11,761,645
Coresite Realty Corp., 7.25%, Series A		406,311	10,584,402
DuPont Fabros Technology, 7.875%, Series A		568,329	14,395,774

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
Equity Commonwealth, 6.50%, Series D		402,733	$9,802,521
National Retail Properties, 5.70%, Series E		697,897	16,903,065
NorthStar Realty Finance Corp., 8.50%, Series D		348,434	8,682,975
NorthStar Realty Finance Corp., 8.75%, Series E		545,516	13,752,458
Retail Properties of America, 7.00%		506,582	13,388,962
Urstadt Biddle Properties, 7.125%, Series F		273,816	7,190,408
Vornado Realty Trust, 6.625%, Series G		207,904	5,230,865
Vornado Realty Trust, 5.40%, Series L		318,000	7,107,300
Wells Fargo Real Estate Investment Corp., 6.375%, Series A		301,681	7,717,000
			136,962,860
HOTEL	1.9%
Chesapeake Lodging Trust, 7.75%, Series A		395,206	10,571,760
Hersha Hospitality Trust, 8.00%, Series B		292,369	7,541,658
Hersha Hospitality Trust, 6.875%, Series C		199,569	5,178,816
Hospitality Properties Trust, 7.125%, Series D		357,406	9,131,723
LaSalle Hotel Properties, 6.375%, Series I		360,722	9,342,700
Pebblebrook Hotel Trust, 7.875%, Series A		300,977	7,708,021
Pebblebrook Hotel Trust, 6.50%, Series C		170,000	4,311,200
Summit Hotel Properties, 7.125%		227,800	5,900,020
Sunstone Hotel Investors, 8.00%, Series D		435,870	11,463,381
			71,149,279
INDUSTRIALS	0.5%
First Potomac Realty Trust, 7.75%, Series A		461,658	11,818,445
Gramercy Property Trust, 7.125%, Series B		252,096	6,680,544
			18,498,989
MORTGAGE	0.2%
Annaly Capital Management, 7.50%, Series D		346,700	8,331,201
OFFICE	1.8%
American Realty Capital Properties, 6.70%, Series F		1,784,589	42,847,982
Corporate Office Properties Trust, 7.375%, Series L		352,000	9,257,600
Hudson Pacific Properties, 8.375%, Series B		230,908	5,934,336
PS Business Parks, 6.45%, Series S		217,689	5,529,301
PS Business Parks, 6.00%, Series T		250,362	6,163,912
			69,733,131

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
RESIDENTIAL	0.3%
APARTMENT	0.1%
Apartment Investment & Management Co., 6.875%		240,000	$6,561,600
MANUFACTURED HOME	0.2%
Equity Lifestyle Properties, 6.75%, Series C		261,988	6,785,489
TOTAL RESIDENTIAL			13,347,089
SELF STORAGE	0.5%
Public Storage, 5.875%, Series A		264,256	6,593,187
Public Storage, 5.75%, Series T		140,359	3,412,127
Public Storage, 5.375%, Series V		374,906	8,772,801
			18,778,115
SHOPPING CENTERS	2.0%
COMMUNITY CENTER	1.1%
Cedar Realty Trust, 7.25%, Series B		447,900	11,421,450
DDR Corp., 6.50%, Series J		236,707	6,025,377
Kite Realty Group Trust, 8.25%, Series A		331,565	8,514,257
Saul Centers, 6.875%, Series C		330,731	8,684,996
WP GLIMCHER, 7.50%, Series H		214,700	5,807,635
			40,453,715
REGIONAL MALL	0.9%
CBL & Associates Properties, 7.375%, Series D		853,857	21,457,427
Pennsylvania REIT, 8.25%, Series A		245,069	6,513,934
Taubman Centers, 6.25%, Series K		280,000	7,120,400
			35,091,761
TOTAL SHOPPING CENTERS			75,545,476
TOTAL REAL ESTATE			412,346,140
TRANSPORT—MARINE—FOREIGN	0.4%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)		209,947	5,301,162
Seaspan Corp., 9.50%, Series C (Hong Kong)		312,760	8,078,591
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)		150,946	3,079,298
			16,459,051

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
UTILITIES	0.6%
PPL Capital Funding, 5.90%, due 4/30/73, Series B		257,400	$6,375,798
SCE Trust III, 5.75%		590,928	15,730,503
			22,106,301
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,282,795,358)			1,320,903,678
PREFERRED SECURITIES—CAPITAL SECURITIES	60.7%
BANKS	16.5%
AgriBank FCB, 6.875%		127,000	13,374,687
Ally Financial, 7.00%, Series G, 144Aa		22,807	23,159,797
Bank of America Corp., 6.10%, Series AA		18,557,000	18,348,234
Bank of America Corp., 6.50%, Series Z		42,984,000	44,542,170
Citigroup, 5.875%, Series O		51,550,000	51,727,847
Citigroup, 5.95%, Series P		37,000,000	35,758,650
Citizens Financial Group, 5.50%, 144Aa		10,100,000	9,841,188
CoBank ACB, 6.25%, 144Aa		216,000	22,254,761
CoBank ACB, 6.125%, Series G		200,200	18,681,162
Countrywide Capital III, 8.05%, due 6/15/27, Series B		3,000,000	3,715,158
Farm Credit Bank of Texas, 10.00%, Series I		22,200	27,590,437
Goldman Sachs Capital I, 6.345%, due 2/15/34		10,790,000	12,550,572
Goldman Sachs Capital II, 4.00%, (FRN)		6,278,000	4,794,823
Goldman Sachs Group/The, 5.375%, Series M		23,636,000	23,379,549
Huntington Bancshares, 8.50%, Series A (Convertible)		10,461	14,017,740
JPMorgan Chase & Co., 7.90%, Series Ib		71,450,000	75,665,550
JPMorgan Chase & Co., 6.75%, Series S		39,225,000	41,958,198
JPMorgan Chase & Co., 6.125%, Series U		12,400,000	12,466,340
JPMorgan Chase & Co., 6.10%, Series X		7,250,000	7,284,438
JPMorgan Chase & Co., 5.30%, Series Z		13,250,000	13,185,075
PNC Financial Services Group, 6.75%		20,765,000	23,023,194
Sovereign Real Estate Investment Trust, 12.00%, 144Aa		4,090	5,363,013
Wells Fargo & Co., 7.98%, Series K		58,345,000	63,304,325
Wells Fargo & Co., 5.90%, Series S		15,526,000	15,603,630
Wells Fargo & Co., 5.875%, Series U		32,600,000	33,416,630
Zions Bancorp, 7.20%, Series J		14,714,000	15,670,410
			630,677,578

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
BANKS—FOREIGN	21.0%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)[a]		3,338,000	$3,847,522
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)		16,200,000	17,455,500
Banco Bilbao Vizcaya Argentaria SA, 6.75%, (EUR) (Spain)		15,400,000	17,114,207
Bank of Ireland, 7.375%, (EUR) (Ireland)		15,400,000	17,112,885
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)		13,800,000	15,741,315
Barclays Bank PLC, 6.86%, 144A (United Kingdom)[a]		18,938,000	21,305,250
Barclays PLC, 8.00% (United Kingdom) (EUR)		8,000,000	9,498,518
Barclays PLC, 8.25% (United Kingdom)		26,024,000	27,532,351
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)[a]		10,000,000	11,037,500
BNP Paribas, 7.195%, 144A (France)[a]		21,621,000	25,566,833
Credit Agricole SA, 7.875%, 144A (France)[a]		13,982,000	14,417,441
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)[a]		9,750,000	10,687,082
Credit Suisse Group AG, 7.50%, 144A (Switzerland)[a]		26,559,000	27,734,395
Deutsche Bank AG, 7.50% (Germany)		29,600,000	29,563,000
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)[a]		35,716,945	44,690,827
HBOS Capital Funding LP, 6.85% (United Kingdom)		7,296,000	7,465,005
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)[a]		27,454,000	41,935,985
HSBC Holdings PLC, 6.375% (United Kingdom)		24,450,000	24,541,688
HSBC Holdings PLC, 6.375% (United Kingdom)		37,700,000	37,982,750
Industrial & Commercial Bank of China Ltd., 6.00%, 144A (China)[a]		16,800,000	17,397,240
Itau Unibanco Holding SA/Cayman Island, 5.50%, due 8/6/22, 144A (Brazil)[a]		14,400,000	14,558,400
Itau Unibanco Holding SA/Cayman Island, 6.20%, due 12/21/21, 144A (Brazil)[a]		9,000,000	9,555,750
Lloyds Banking Group PLC, 7.50% (United Kingdom)		38,050,000	39,286,625
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)[a]		6,979,000	7,838,289

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
Nationwide Building Society, 10.25%, due 12/6/99, (GBP) (United Kingdom)		29,156,000	$58,790,179
Rabobank Nederland, 8.40% (Netherlands)		14,450,000	15,647,934
Rabobank Nederland, 11.00%, 144A (Netherlands)[a]		44,303,000	56,320,189
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)		38,629,000	48,286,250
Santander UK Group Holdings PLC, 7.375%, (GBP) (United Kingdom)		9,700,000	15,199,409
Societe Generale SA, 8.875% (France) (GBP)		5,442,000	9,613,172
Standard Chartered PLC, 6.50%, 144A (United Kingdom)[a]		29,200,000	29,481,108
Standard Chartered PLC, 7.014%, 144A (United Kingdom)[a]		8,950,000	9,917,764
UBS AG, 7.625%, due 8/17/22 (Switzerland)		18,000,000	21,125,646
UBS Group AG, 7.00% (Switzerland)		23,800,000	24,216,500
UBS Group AG, 7.125% (Switzerland)		19,600,000	20,439,860
			802,904,369
FINANCE—DIVERSIFIED FINANCIAL SERVICES	3.7%
Depository Trust & Clearing Corp/The, 4.875%, Series C, 144Aa		24,000,000	23,940,000
General Electric Capital Corp., 7.125%, Series A		54,100,000	62,485,500
General Electric Capital Corp., 6.25%, Series B		28,600,000	31,317,000
State Street Corp., 5.25%, Series F		22,975,000	23,118,594
			140,861,094
INSURANCE	15.4%
LIFE/HEALTH INSURANCE	5.4%
MetLife, 5.25%, Series C		32,001,000	31,800,994
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144Aa		36,697,000	46,183,175
MetLife Capital Trust X, 9.25%, due 4/8/68, 144Aa		33,095,000	46,581,212
Principal Financial Group, 4.70%, due 5/15/55		23,450,000	23,391,375
Provident Financing Trust I, 7.405%, due 3/15/38		15,475,000	18,028,375
Prudential Financial, 5.375%, due 5/15/45		19,400,000	19,157,500
Prudential Financial, 5.625%, due 6/15/43, (FRN)		21,275,000	22,104,725
			207,247,356

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
LIFE/HEALTH INSURANCE—FOREIGN	3.0%
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)[a]		20,200,000	$21,412,000
Dai-Ichi Mutual Life, 7.25%, 144A (Japan)[a]		17,698,000	20,717,721
La Mondiale Vie, 7.625% (France)		31,250,000	33,939,500
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)[a]		22,200,000	23,337,750
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)[a]		15,500,000	17,611,875
			117,018,846
MULTI-LINE	0.5%
American International Group, 8.175%, due 5/15/68, (FRN)		15,209,000	20,174,738
MULTI-LINE—FOREIGN	1.4%
Aviva PLC, 8.25% (United Kingdom)		14,517,000	15,881,293
AXA SA, 8.60%, due 12/15/30 (France)		13,198,000	17,753,356
AXA SA, 6.463%, 144A (France)[a]		19,190,000	19,621,775
			53,256,424
PROPERTY CASUALTY	1.7%
Farmers Exchange Capital II, 6.151%, due 11/1/53, 144Aa		7,960,000	8,520,798
Liberty Mutual Group, 7.80%, due 3/7/87, 144Aa		46,977,000	55,785,187
			64,305,985
PROPERTY CASUALTY—FOREIGN	2.7%
Atradius Finance BV, 5.25%, due 9/23/44, (EUR) (Netherlands)		17,300,000	18,206,060
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)[a]		15,036,000	17,573,325
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)[a]		19,752,000	21,920,059
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)		28,628,000	30,202,540
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43, (GBP) (United Kingdom)		9,103,000	15,074,725
			102,976,709

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
REINSURANCE—FOREIGN	0.7%
Aquarius + Investments PLC, 8.25% (Switzerland)		23,800,000	$25,823,000
TOTAL INSURANCE			590,803,058
INTEGRATED TELECOMMUNICATIONS SERVICES	0.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)[a]		24,262	29,986,316
PIPELINES	0.9%
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B		12,025,000	12,956,937
Transcanada Trust, 5.625%, due 5/20/75 (Canada)		20,180,000	20,454,206
			33,411,143
UTILITIES	2.4%
ELECTRIC UTILITIES	0.3%
FPL Group Capital, 7.30%, due 9/1/67, Series D		12,200,000	12,671,408
ELECTRIC UTILITIES—FOREIGN	1.2%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)[a]		40,187,000	46,265,284
MULTI-UTILITIES	0.9%
Dominion Resources, 5.75%, due 10/1/54		21,177,000	22,129,563
Dominion Resources, 7.50%, due 6/30/66, Series A		3,459,000	3,277,402
PPL Capital Funding, 6.70%, due 3/30/67, Series A		7,988,000	7,057,094
			32,464,059
TOTAL UTILITIES			91,400,751
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,231,022,443)			2,320,044,309
		Principal Amount
CORPORATE BONDS—INTEGRATED TELECOMMUNICATIONS SERVICES	0.9%
Embarq Corp., 7.995%, due 6/1/36		$16,660,000	18,512,592
Frontier Communications Corp., 9.00%, due 8/15/31		17,850,000	16,332,750
TOTAL CORPORATE BONDS (Identified cost—$37,088,124)			34,845,342

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
SHORT-TERM INVESTMENTS	1.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%[c]		52,400,000	$52,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified Cost—$52,400,000)			52,400,000
TOTAL INVESTMENTS (Identified cost—$3,603,305,925)	97.5%		3,728,193,329
OTHER ASSETS IN EXCESS OF LIABILITIES	2.5		95,462,661
NET ASSETS	100.0%		$3,823,655,990

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2015 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	45,050,615	USD	49,414,668	7/2/15	$(809,991)
Brown Brothers Harriman	EUR	10,977,866	USD	12,370,628	7/2/15	131,959
Brown Brothers Harriman	GBP	53,928,295	USD	82,282,552	7/2/15	(2,452,276)
Brown Brothers Harriman	GBP	7,697,460	USD	11,729,005	7/2/15	(365,629)
Brown Brothers Harriman	USD	96,899,721	GBP	61,625,755	7/2/15	(70,260)
Brown Brothers Harriman	USD	62,414,607	EUR	56,028,481	7/2/15	48,721
Brown Brothers Harriman	EUR	59,088,663	USD	65,844,447	8/4/15	(58,669)
Brown Brothers Harriman	GBP	62,857,912	USD	98,805,220	8/4/15	61,838
						$(3,514,307)

Glossary of Portfolio Abbreviations

EUR  Euro Currency
FRN  Floating Rate Note
GBP  Great British Pound
REIT  Real Estate Investment Trust
USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Resale is restricted to qualified institutional investors. Aggregate holdings equal 21.7% of the net assets of the Fund, of which 0.0% are illiquid.

b  A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $13,767,000 in aggregate has been segregated as collateral.

c  Rate quoted represents the annualized seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$3,603,305,925)	$3,728,193,329
Cash	56,587,415
Foreign currency, at value (Identified cost—$2,350,000)	2,347,833
Receivable for:
Dividends and interest	35,408,676
Investment securities sold	27,446,962
Fund shares sold	12,868,303
Unrealized appreciation on forward foreign currency exchange contracts	242,518
Other assets	40,226
Total Assets	3,863,135,262
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	3,756,825
Payable for:
Investment securities purchased	16,396,501
Dividends declared	8,769,706
Fund shares redeemed	7,332,876
Investment advisory fees	2,023,833
Shareholder servicing fees	718,439
Administration fees	157,792
Distribution fees	33,841
Directors' fees	865
Other liabilities	288,594
Total Liabilities	39,479,272
NET ASSETS	$3,823,655,990
NET ASSETS consist of:
Paid-in capital	$3,695,147,040
Dividends in excess of net investment income	(13,922,533)
Accumulated undistributed net realized gain	21,064,238
Net unrealized appreciation	121,367,245
$3,823,655,990

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2015 (Unaudited)

CLASS A SHARES:
NET ASSETS	$629,327,843
Shares issued and outstanding ($0.001 par value common stock outstanding)	46,508,190
Net asset value and redemption price per share	$13.53
Maximum offering price per share ($13.53 ÷ 0.9625)[a]	$14.06
CLASS C SHARES:
NET ASSETS	$611,540,407
Shares issued and outstanding ($0.001 par value common stock outstanding)	45,404,989
Net asset value and offering price per share[b]	$13.47
CLASS I SHARES:
NET ASSETS	$2,582,657,664
Shares issued and outstanding ($0.001 par value common stock outstanding)	190,490,756
Net asset value, offering and redemption price per share	$13.56
CLASS R SHARES:
NET ASSETS	$120,075
Shares issued and outstanding ($0.001 par value common stock outstanding)	8,858
Net asset value, offering and redemption price per share	$13.56
CLASS Z SHARES:
NET ASSETS	$10,001
Shares issued and outstanding ($0.001 par value common stock outstanding)	738
Net asset value, offering and redemption price per share	$13.55

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividend income	$48,529,476
Interest income (net of $23,588 of foreign withholding tax)	60,746,402
Total Investment Income	109,275,878
Expenses:
Investment advisory fees	12,590,752
Distribution fees—Class A	762,719
Distribution fees—Class C	2,189,243
Distribution fees—Class R	48
Shareholder servicing fees—Class A	305,088
Shareholder servicing fees—Class C	729,747
Shareholder servicing fees—Class I	545,677
Administration fees	1,120,561
Transfer agent fees and expenses	634,043
Registration and filing fees	175,373
Directors' fees and expenses	109,261
Shareholder reporting expenses	104,453
Custodian fees and expenses	89,841
Professional fees	50,894
Line of credit fees	9,118
Miscellaneous	73,834
Total Expenses	19,490,652
Reduction of Expenses (See Note 2)	(1,114,377)
Net Expenses	18,376,275
Net Investment Income	90,899,603
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,692,775
Foreign currency transactions	5,501,441
Net realized gain	14,194,216
Net change in unrealized appreciation (depreciation) on:
Investments	(17,024,845)
Foreign currency translations	(4,363,763)
Net change in unrealized appreciation (depreciation)	(21,388,608)
Net realized and unrealized loss	(7,194,392)
Net Increase in Net Assets Resulting from Operations	$83,705,211

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
Change in Net Assets:
From Operations:
Net investment income	$90,899,603	$145,019,006
Net realized gain	14,194,216	25,996,560
Net change in unrealized appreciation (depreciation)	(21,388,608)	104,995,530
Net increase in net assets resulting from operations	83,705,211	276,011,096
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(17,069,764)	(26,885,442)
Class C	(14,356,590)	(22,470,913)
Class I	(71,993,574)	(89,488,900)
Class R	(792)	(74)
Class Z	(297)	(86)
Net realized gain:
Class A	—	(3,832,107)
Class C	—	(3,748,666)
Class I	—	(13,647,180)
Class R	—	(69)
Class Z	—	(69)
Total dividends and distributions to shareholders	(103,421,017)	(160,073,506)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	678,992,998	908,623,008
Total increase in net assets	659,277,192	1,024,560,598
Net Assets:
Beginning of period	3,164,378,798	2,139,818,200
End of period[a]	$3,823,655,990	$3,164,378,798

a  Includes dividends in excess of net investment income of $13,922,533 and $1,401,119, respectively.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2015	2014	2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$13.56	$12.87	$13.34	$11.69	$12.10	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.33	0.71	0.69	0.71	0.75	0.53
Net realized and unrealized gain (loss)	0.02 [c]	0.76	(0.35)	1.80	(0.35)	0.52
Total from investment operations	0.35	1.47	0.34	2.51	0.40	1.05
Less dividends and distributions to shareholders from:
Net investment income	(0.38)	(0.69)	(0.70)	(0.73)	(0.70)	(0.34)
Net realized gain	—	(0.09)	(0.06)	(0.11)	—	(0.04)
Return of capital	—	—	(0.05)	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.38)	(0.78)	(0.81)	(0.86)	(0.81)	(0.41)
Redemption fees retained by the Fund	—	—	—	—	0.00 [d]	0.00 [d]
Net increase (decrease) in net asset value	(0.03)	0.69	(0.47)	1.65	(0.41)	0.64
Net asset value, end of period	$13.53	$13.56	$12.87	$13.34	$11.69	$12.10
Total investment return[e,f]	2.56%[g]	11.61%	2.55%	22.04%	3.32%	9.22%[g]

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six Months Ended	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2015	2014	2013	2012	2011	December 31, 2010
Net assets, end of period (in millions)	$629.3	$568.2	$425.5	$413.6	$136.4	$50.4
Ratio of expenses to average daily net assets (before expense reduction)	1.18%[h]	1.19%	1.20%	1.22%[i]	1.29%[i]	1.67%[h,i]
Ratio of expenses to average daily net assets (net of expense reduction)	1.15%[h]	1.12%	1.10%	1.10%[i]	1.06%[i]	0.85%[h,i]
Ratio of net investment income to average daily net assets (before expense reduction)	4.87%[h]	5.18%	5.10%	5.45%[i]	5.95%[i]	5.71%[h,i]
Ratio of net investment income to average daily net assets (net of expense reduction)	4.90%[h]	5.25%	5.20%	5.57%[i]	6.18%[i]	6.53%[h,i]
Portfolio turnover rate	23%[g]	41%	56%	39%	44%	31%[g]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  The amount shown for a share outstanding throughout the period does not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

d  Amount is less than $0.005.

e  Does not reflect sales charges, which would reduce return.

f  Return assumes the reinvestment of all dividends and distributions at NAV.

g  Not annualized.

h  Annualized.

i  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2015	2014	2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$13.49	$12.81	$13.29	$11.65	$12.06	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.29	0.62	0.60	0.63	0.67	0.49
Net realized and unrealized gain (loss)	0.02 [c]	0.75	(0.36)	1.79	(0.34)	0.49
Total from investment operations	0.31	1.37	0.24	2.42	0.33	0.98
Less dividends and distributions to shareholders from:
Net investment income	(0.33)	(0.60)	(0.61)	(0.65)	(0.63)	(0.31)
Net realized gain	—	(0.09)	(0.06)	(0.11)	—	(0.04)
Return of capital	—	—	(0.05)	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.33)	(0.69)	(0.72)	(0.78)	(0.74)	(0.38)
Redemption fees retained by the Fund	—	—	—	—	0.00 [d]	0.00 [d]
Net increase (decrease) in net asset value	(0.02)	0.68	(0.48)	1.64	(0.41)	0.60
Net asset value, end of period	$13.47	$13.49	$12.81	$13.29	$11.65	$12.06
Total investment return[e,f]	2.29%[g]	10.85%	1.83%	21.31%	2.69%	8.62%[g]

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2015	2014	2013	2012	2011	December 31, 2010
Net assets, end of period (in millions)	$611.5	$548.6	$465.8	$410.5	$152.1	$48.4
Ratio of expenses to average daily net assets (before expense reduction)	1.83%[h]	1.84%	1.86%	1.87%[i]	1.94%[i]	2.32%[h,i]
Ratio of expenses to average daily net assets (net of expense reduction)	1.80%[h]	1.77%	1.75%	1.75%[i]	1.71%[i]	1.50%[h,i]
Ratio of net investment income to average daily net assets (before expense reduction)	4.22%[h]	4.53%	4.47%	4.82%[i]	5.36%[i]	5.22%[h,i]
Ratio of net investment income to average daily net assets (net of expense reduction)	4.25%[h]	4.60%	4.58%	4.94%[i]	5.59%[i]	6.04%[h,i]
Portfolio turnover rate	23%[g]	41%	56%	39%	44%	31%[g]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  The amount shown for a share outstanding throughout the period does not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

d  Amount is less than $0.005.

e  Return assumes the reinvestment of all dividends and distributions at NAV.

f  Does not reflect sales charges, which would reduce return.

g  Not annualized.

h  Annualized.

i  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2015	2014	2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$13.58	$12.88	$13.36	$11.70	$12.10	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.36	0.76	0.74	0.76	0.80	0.58
Net realized and unrealized gain (loss)	0.02 [c]	0.76	(0.37)	1.80	(0.35)	0.49
Total from investment operations	0.38	1.52	0.37	2.56	0.45	1.07
Less dividends and distributions to shareholders from:
Net investment income	(0.40)	(0.73)	(0.74)	(0.77)	(0.74)	(0.36)
Net realized gain	—	(0.09)	(0.06)	(0.11)	—	(0.04)
Return of capital	—	—	(0.05)	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.40)	(0.82)	(0.85)	(0.90)	(0.85)	(0.43)
Redemption fees retained by the Fund	—	—	—	—	0.00 [d]	0.00 [d]
Net increase (decrease) in net asset value	(0.02)	0.70	(0.48)	1.66	(0.40)	0.64
Net asset value, end of period	$13.56	$13.58	$12.88	$13.36	$11.70	$12.10
Total investment return[e]	2.80%[f]	12.00%	2.82%	22.52%	3.74%	9.39%[f]

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Per Share Operating Performance:	June 30, 2015	2014	2013	2012	2011	December 31, 2010
Net assets, end of period (in millions)	$2,582.7	$2,047.6	$1,248.5	$982.4	$413.7	$65.1
Ratio of expenses to average daily net assets (before expense reduction)	0.88%[g]	0.90%	0.87%	0.87%[h]	0.94%[h]	1.32%[g,h]
Ratio of expenses to average daily net assets (net of expense reduction)	0.80%[g]	0.77%	0.75%	0.75%[h]	0.71%[h]	0.50%[g,h]
Ratio of net investment income to average daily net assets (before expense reduction)	5.21%[g]	5.49%	5.47%	5.83%[h]	6.47%[h]	6.43%[g,h]
Ratio of net investment income to average daily net assets (net of expense reduction)	5.29%[g]	5.62%	5.59%	5.95%[h]	6.70%[h]	7.25%[g,h]
Portfolio turnover rate	29%[f]	41%	56%	39%	44%	31%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  The amount shown for a share outstanding throughout the period does not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

d  Amount is less than $0.005.

e  Return assumes the reinvestment of all dividends and distributions at NAV.

f  Not annualized.

g  Annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
Per Share Operating Performance:	For the Six Months Ended June 30, 2015	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$13.58	$13.55
Income (loss) from investment operations:
Net investment income[b]	0.42	0.17
Net realized and unrealized gain (loss)	(0.07)	0.05
Total from investment operations	0.35	0.22
Less dividends and distributions to shareholders from:
Net investment income	(0.37)	(0.10)
Net realized gain	—	(0.09)
Total dividends and distributions to shareholders	(0.37)	(0.19)
Net increase (decrease) in net asset value	(0.02)	0.03
Net asset value, end of period	$13.56	$13.58
Total investment return[c]	2.56%[d]	1.66%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$120.1	$10.0
Ratio of expenses to average daily net assets (before expense reduction)	1.33%[e]	1.36%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.30%[e]	1.30%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	6.10%[e]	4.88%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	6.13%[e]	4.94%[e]
Portfolio turnover rate	23%[d]	41%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
Per Share Operating Performance:	For the Six Months Ended June 30, 2015	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$13.58	$13.55
Income (loss) from investment operations:
Net investment income[b]	0.36	0.18
Net realized and unrealized gain	0.01 [c]	0.06
Total from investment operations	0.37	0.24
Less dividends and distributions to shareholders from:
Net investment income	(0.40)	(0.12)
Net realized gain	—	(0.09)
Total dividends and distributions to shareholders	(0.40)	(0.21)
Net increase (decrease) in net asset value	(0.03)	0.03
Net asset value, end of period	$13.55	$13.58
Total investment return[d]	2.73%[e]	1.78%[e]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10.0	$10.0
Ratio of expenses to average daily net assets (before expense reduction)	0.83%[f]	0.85%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	0.80%[f]	0.80%[f]
Ratio of net investment income to average daily net assets (before expense reduction)	5.17%[f]	5.35%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	5.20%[f]	5.40%[f]
Portfolio turnover rate	23%[e]	41%[e]

a  Inception date.

b  Calculation based on average shares outstanding.

c  The amount shown for a share outstanding throughout the period does not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund's investment objective is total return. On July 22, 2014, the Board of Directors of the Fund approved the Fund's offering of Class R and Class Z shares. Class R and Class Z shares became available for investment on October 1, 2014, on which date the Fund sold 738 shares each of Class R and Class Z for $20,000 to Cohen & Steers Capital Management, Inc. (the investment advisor). The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 as of June 30, 2015.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities— $25 Par Value:
Banks	$362,553,587	$340,596,317	$21,957,270	$—
Other Industries	958,350,091	958,350,091	—	—
Preferred Securities— Capital Securities:
Banks	630,677,578	14,017,740	611,296,826	5,363,012
Other Industries	1,689,366,731	—	1,689,366,731	—
Corporate Bonds	34,845,342	—	34,845,342	—
Short-Term Investments	52,400,000	—	52,400,000	—
Total Investments[a]	$3,728,193,329	$1,312,964,148	$2,409,866,169	$5,363,012	[b]
Forward foreign currency exchange contracts	$242,518	$—	$242,518	$—
Total Appreciation in Other Financial Instruments[a]	$242,518	$—	$242,518	$—

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Forward foreign currency exchange contracts	$(3,756,825)	$—	$(3,756,825)	$—
Total Depreciation in Other Financial Instruments[a]	$(3,756,825)	$—	$(3,756,825)	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

b  Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities—$25 Par Value—Banks	Preferred Securities—Capital Securities—Banks
Balance as of December 31, 2014	$32,674,875	$5,521,500	$27,153,375
Change in unrealized appreciation (depreciation)	278,575	(158,488)	437,063
Transfers out of Level 3[a]	(27,590,438)	—	(27,590,438)
Transfers within Level 3[b]	—	(5,363,012)	5,363,012
Balance as of June 30, 2015	$5,363,012	$—	$5,363,012

The change in unrealized appreciation (depreciation) attributable to securities owned on June 30, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $(158,488).

a  As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2015, the Fund used significant observable inputs in determining the value of the same investments.

b  As of June 30, 2015, transfers within Level 3 occured due to changes in sector classifications.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign Securities: The Fund directly purchases securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2015, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from net realized gain upon the final determination of the Fund's taxable income after December 31, 2015, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2015, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund.

For the six months ended June 30, 2015 and through June 30, 2016, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares, 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement may be amended or terminated at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2015, fees waived and/or expenses reimbursed totaled $1,114,377.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended June 30, 2015, the Fund incurred $899,340 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2015, the Fund has been advised that the distributor received $142,836 in sales commissions from the sale of Class A shares and $54,268 and $24,797 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $22,034 for the six months ended June 30, 2015.

Other: The Fund may have shareholders investing indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institution regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets at disadvantageous times or prices, and may negatively affect the Fund's net asset value and performance.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2015, totaled $1,413,600,727 and $799,811,554, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2015 and the effect of derivatives held during the six months ended June 30, 2015, along with the respective location in the financial statements.

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Forward foreign currency exchange contracts[a]	Unrealized appreciation	$242,518	Unrealized depreciation	$3,756,825

a  Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

Statement of Operations
Derivatives	Location	Realized Gain	Change in Unrealized Depreciation
Forward foreign currency exchange contracts	Net Realized and Unrealized Gain (Loss)	$5,509,855	$(4,429,602)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following summarizes the volume of the Fund's forward foreign currency exchange contracts activity during the six months ended June 30, 2015:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$151,035,455
Ending Notional Amount	$164,649,667

Note 5. Income Tax Information

As of June 30, 2015 the federal tax cost and net unrealized appreciation and depreciation in value of securities were as follows:

Cost for federal income tax purposes	$3,603,305,925
Gross unrealized appreciation	$143,616,355
Gross unrealized depreciation	(18,728,951)
Net unrealized appreciation	$124,887,404

Note 6. Capital Stock

The Fund is authorized to issue 1 billion shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2015		For the Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class A:
Sold	12,348,922	$170,150,236	24,536,116	$331,309,716
Issued as reinvestment of dividends and distributions	903,320	12,412,455	1,623,321	21,954,144
Redeemed	(8,648,048)	(118,820,619)	(17,324,045)	(235,008,522)
Net increase	4,604,194	$63,742,072	8,835,392	$118,255,338

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2015		For the Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class C:
Sold	6,963,551	$95,423,376	9,931,187	$133,870,398
Issued as reinvestment of dividends and distributions	551,063	7,535,280	981,479	13,204,866
Redeemed	(2,759,725)	(37,780,067)	(6,626,530)	(88,836,132)
Net increase	4,754,889	$65,178,589	4,286,136	$58,239,132
Class I:
Sold	68,266,813	$942,956,899	100,572,541	$1,365,576,432
Issued as reinvestment of dividends and distributions	2,430,275	33,460,977	3,168,006	42,954,832
Redeemed	(30,940,158)	(426,456,539)	(49,913,921)	(676,422,726)
Net increase	39,756,930	$549,961,337	53,826,626	$732,108,538
Class Ra:
Sold	8,120	$111,000	738	$10,000
Net increase	8,120	$111,000	738	$10,000
Class Za:
Sold	—	$—	738	$10,000
Net increase	—	$—	738	$10,000

a  Inception date of October 1, 2014.

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, was a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement (as applicable), which expired January 23, 2015. The Fund paid a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement. On January 23, 2015, the credit agreement was renewed and expires January 22, 2016. Under the renewed credit agreement, the total commitment amount has been reduced to $50,000,000 and the Fund pays a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2015, the Fund did not borrow under the credit agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

On June 16, 2015, the Board of Directors of the Fund approved an amendment to the Fund's fee waiver/expense reimbursement agreement, effective August 1, 2015 through June 30, 2017, whereby the investment advisor contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement may be amended or terminated at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

Management has evaluated events and transactions occurring after June 30, 2015 through the date that the financial statements were issued, and had determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets. To the extent this occurs, the Fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreement (the Advisory Agreement), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a telephonic meeting of the Board of Directors held on June 9, 2015 and at a meeting held in person on June 16, 2015, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2016 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark and blended benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds' median and its blended benchmark for the one- and three-year periods ended March 31, 2015, ranking first of five funds in the peer group for each period. The Board of Directors also noted that the Fund outperformed its benchmark for the three-year period ended March 31, 2015 but underperformed the benchmark for the one-year period. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's performance in managing other funds and products investing in preferred securities. The Board of Directors then determined that Fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee was lower than the median of the Peer Funds, ranking two out of five. The Fund's contractual management fee was higher than the median of the Peer Funds, ranking four out of five. The Board of Directors also noted that the Fund's net expense ratio was lower than the median of the Peer Funds, ranking two out of five. The Board of Directors considered that the Investment Advisor is waiving a portion of its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors also considered the Investment Advisor's recommendation to adjust its existing fee waiver and expense reimbursement agreement with the Fund, effective August 1, 2015 through June 30, 2017. The Board of

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Directors considered that even with the fee waiver adjustment, the Fund's actual management fee and net expense ratios are expected to remain competitive with the Peer Funds' medians. Upon discussion with the Investment Advisor, the Board of Directors approved an amendment to the fee waiver and reimbursement agreement. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors concluded that the Fund's expense structure was generally satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses of the Fund. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationships with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800-330-7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open- and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

William F. Scapell
Vice President

Francis C. Poli
Secretary

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

Heather Kaden
Deputy Chief Compliance Officer

Tina M. Payne
Assistant Secretary

Neil Bloom
Assistant Treasurer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—CPXAX
Class  C—CPXCX
Class   I—CPXIX
Class   R—CPRRX
Class   Z—CPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

eDelivery NOW AVAILABLE

Stop traditional mail delivery; receive your shareholder reports and prospectus online.

Sign up at cohenandsteers.com

CPXAXSAR

Semiannual Report June 30, 2015

Cohen & Steers Preferred Securities and Income Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: September 3, 2015